Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets

2013	$1,516
2014	536
2015	306
2016	265
2017	123
Thereafter	276

Schedule Of Intangible Assets

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2012
Referral networks	$21,729	$(19,884)	$1,845
Covenants not to compete	9,446	(8,974)	472
Customer lists	1,224	(1,146)	78
Reaquired franchise rights	1,037	(410)	627
Subtotal - definite-lived intangibles	33,436	(30,414)	3,022
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,705	-	2,705
Total	$87,591	$(30,414)	$57,177

December 31, 2011
Referral networks	$21,729	$(18,647)	$3,082
Covenants not to compete	9,286	(8,885)	401
Customer lists	1,222	(1,118)	104
Reaquired franchise rights	974	(254)	720
Subtotal - definite-lived intangibles	33,211	(28,904)	4,307
VITAS trade name	51,300	-	51,300
Operating licenses	2,655	-	2,655
Total	$87,166	$(28,904)	$58,262